CASH RESTRICTED FOR USE	12 Months Ended
Dec. 31, 2022
Disclosure Of Additional Information [Abstract]
CASH RESTRICTED FOR USE	CASH RESTRICTED FOR USE

	US Dollars
Figures in millions	2022	2021	2020
Non-current
Cash restricted for environmental and rehabilitation obligations (1)	33	32	31

Current
Cash restricted by prudential solvency requirements (2)	18	18	24
Cash balances held by - joint operations (3)	9	8	18
	27	26	42
Total cash restricted for use (note 33 and 34)	60	58	73
(1)    Reclamation bonds provided to the Environmental Protection Agency in Ghana for environmental and rehabilitation obligations.
(2)    Cash held by the Group's captive insurance company to maintain the solvency capital requirement.
(3)    Cash held by joint operations for use within those entities only.